Commitments and Contingencies (Unfunded Commitments) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Percentage of capital committed to strategic investments that may be drawn down	100.00%
Unfunded Financial Commitments [Line Items]
Performance-Based Commitments	$ 406,477
Strategic Investments	45,540
Total	452,017
Loans and Other Lending Investments
Unfunded Financial Commitments [Line Items]
Performance-Based Commitments	366,287
Strategic Investments	0
Total	366,287
Real Estate
Unfunded Financial Commitments [Line Items]
Performance-Based Commitments	14,616
Strategic Investments	0
Total	14,616
Other Investments
Unfunded Financial Commitments [Line Items]
Performance-Based Commitments	25,574
Strategic Investments	45,540
Total	71,114
Loan Participations Payable
Unfunded Financial Commitments [Line Items]
Performance-Based Commitments	$ 158,700